UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2019

AMT-Free    •    National

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	3.78%	4.89%	4.04%	6.09%
Class A with 4.75% Maximum Sales Charge	—	—	–1.12	–0.13	3.03	5.58
Class C at NAV	05/02/2006	03/16/1978	3.41	4.12	3.27	5.30
Class C with 1% Maximum Sales Charge	—	—	2.41	3.12	3.27	5.30
Class I at NAV	03/16/1978	03/16/1978	3.96	5.17	4.31	6.34
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	5.40	5.86	5.32	6.72

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.05%	1.80%	0.80%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.58%	2.83%	3.84%
Taxable-Equivalent Distribution Rate				6.05	4.78	6.49
SEC 30-day Yield				1.98	1.34	2.32
Taxable-Equivalent SEC 30-day Yield				3.34	2.26	3.92

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						9.02%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	4.06%	5.45%	4.74%	6.64%
Class A with 4.75% Maximum Sales Charge	—	—	–0.87	0.47	3.73	6.12
Class B at NAV	12/19/1985	12/19/1985	3.67	4.66	3.96	5.86
Class B with 5% Maximum Sales Charge	—	—	–1.33	–0.34	3.62	5.86
Class C at NAV	12/03/1993	12/19/1985	3.67	4.66	3.96	5.86
Class C with 1% Maximum Sales Charge	—	—	2.67	3.66	3.96	5.86
Class I at NAV	07/01/1999	12/19/1985	4.18	5.71	5.00	6.91
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	5.40	5.86	5.32	6.72

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.88%	1.63%	1.63%	0.63%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.40%	2.65%	2.65%	3.65%
Taxable-Equivalent Distribution Rate			5.74	4.48	4.48	6.17
SEC 30-day Yield			2.07	1.43	1.43	2.42
Taxable-Equivalent SEC 30-day Yield			3.50	2.42	2.42	4.09

% Total Leverage[5]
RIB Financing						5.34%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.80	$5.44	1.07%
Class C	$1,000.00	$1,034.10	$9.23	1.82%
Class I	$1,000.00	$1,039.60	$4.17	0.82%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.39	1.07%
Class C	$1,000.00	$1,015.90	$9.15	1.82%
Class I	$1,000.00	$1,020.80	$4.13	0.82%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

5

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,040.60	$4.22	0.83%
Class B	$1,000.00	$1,036.70	$8.07	1.59%
Class C	$1,000.00	$1,036.70	$8.07	1.59%
Class I	$1,000.00	$1,041.80	$2.95	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18	0.83%
Class B	$1,000.00	$1,017.00	$8.00	1.59%
Class C	$1,000.00	$1,017.00	$8.00	1.59%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 106.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%

New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,236,105

		$10,236,105

Education — 7.2%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,596,050

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,407,922

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,050	1,197,515

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,143,545

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,015,247

Pima County Community College District, AZ, 5.00%, 7/1/35	725	867,731

University of California, 5.25%, 5/15/35	3,555	4,098,453

University of Nebraska, 5.00%, 5/15/35	1,000	1,151,060

West Virginia University, 5.00%, 10/1/31	3,000	3,286,170

		$21,763,693

Electric Utilities — 4.5%

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,688,620

Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,546,365

Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	235,366

Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	245,484

Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	272,955

Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	243,155

Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	196,403

Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	184,291

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,471,504

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,290,833

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,035	2,056,693

		$13,431,669

Escrowed / Prerefunded — 9.4%

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$911,583

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,369,949

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	$1,185	$1,319,391

Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	5,115	5,248,450

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	511,355

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	315	342,717

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,396,080

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,229,465

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,723,340

Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	930	941,299

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,409,140

		$28,402,769

General Obligations — 17.1%

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/36	$1,000	$1,186,090

California, 5.00%, 4/1/35	2,125	2,407,306

California, 5.25%, 10/1/29	560	611,106

California, 5.25%, 10/1/32	3,480	3,778,793

Chicago, IL, 5.00%, 1/1/39(2)	1,400	1,501,234

Chicago Board of Education, IL, 5.00%, 12/1/21	230	241,445

Chicago Board of Education, IL, 5.00%, 12/1/46	1,405	1,474,828

Chicago Board of Education, IL, 5.00%, 12/1/46	270	278,087

Corvallis School District No. 509J, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	1,680	1,879,382

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,286,110

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,121,500

Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,331,585

Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,329,687

Illinois, 5.00%, 11/1/21	2,000	2,123,420

Illinois, 5.00%, 1/1/26	5,000	5,486,450

Illinois, 5.00%, 5/1/35	2,000	2,088,860

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,972,026

Rockville Centre, NY, 4.00%, 11/15/41	435	474,076

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,101,355

Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	7,792,939

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Springfield School District No. 19, OR, 5.00%, 6/15/30	$1,085	$1,265,772

University of Connecticut, 5.00%, 2/15/32	650	718,413

Wentzville R-IV School District, MO, 0.00%, 3/1/29	60	44,979

		$51,495,443

Hospital — 15.7%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$570,503

California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,274,567

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,933,968

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,562,246

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,435,386

California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,341,677

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,323,430

Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,223,938

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,285,980

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,262,084

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,138,070

Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,728,130

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,441,270

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,443,550

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,815,075

Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,019,120

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,617,800

		$47,416,794

Housing — 0.7%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$563,795

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,393,488

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$252,225

		$2,209,508

Industrial Development Revenue — 0.9%

Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,774,931

		$2,774,931

Insured – Education — 0.7%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,166,623

		$2,166,623

Insured – Electric Utilities — 0.7%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,189,376

		$2,189,376

Insured – Escrowed / Prerefunded — 0.5%

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,499,378

		$1,499,378

Insured – General Obligations — 0.8%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$152,169

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	569,801

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,561,320

		$2,283,290

Insured – Lease Revenue / Certificates of Participation — 1.9%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,851,883

		$5,851,883

Insured – Other Revenue — 1.9%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,702,058

		$5,702,058

Insured – Special Tax Revenue — 5.8%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,266,158

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	$6,000	$7,561,020

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,369,307

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,250,535

		$17,447,020

Insured – Transportation — 9.1%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,112,780

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,111,530

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	873,367

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,834,472

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,635	1,743,597

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,500	14,706,660

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,057,005

		$27,439,411

Insured – Water and Sewer — 2.5%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,173,896

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	735,578

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	632,241

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	312,292

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	627,246

		$7,481,253

Lease Revenue / Certificates of Participation — 1.7%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,830	$1,948,822

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,305,220

		$5,254,042

Other Revenue — 1.7%

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$434,036

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,086,991

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	$355	$400,653

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	1,375	1,500,524

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,540	1,540,493

		$5,178,697

Senior Living / Life Care — 3.5%

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	$570	$640,190

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,037,682

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,785,306

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,078

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	698,498

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,767,150

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,564,987

		$10,662,891

Special Tax Revenue — 2.8%

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$968	$967,990

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,367,208

New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	585	467,146

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,345	4,790,667

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	965	969,815

		$8,562,826

Transportation — 11.5%

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$444,100

Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,749,534

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,259,478

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,662,512

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	675	756,918

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Denver City and County, CO, Airport System Revenue, 2.602%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(6)	$880	$880,713

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,202,014

Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	490	564,240

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,350	7,208,710

New Jersey Turnpike Authority, 4.00%, 1/1/48	1,055	1,120,716

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,770,181

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,846,919

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,715,215

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,086,863

Texas Transportation Commission, 0.00%, 8/1/40	1,000	390,650

		$34,658,763

Water and Sewer — 2.8%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,387,161

		$8,387,161

Total Tax-Exempt Municipal Securities — 106.8% (identified cost $300,018,044)		$322,495,584

Trust Units — 0.9%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.9%

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(7)	$774	$637,550

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(7)	2,350	2,062,426

Total Trust Units — 0.9% (identified cost $2,571,488)		$2,699,976

Total Investments — 107.7% (identified cost $302,589,532)		$325,195,560

Other Assets, Less Liabilities — (7.7)%		$(23,216,201)

Net Assets — 100.0%		$301,979,359

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	19.4%

Illinois	11.2%

Texas	10.0%

Others, representing less than 10% individually	67.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 14.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $5,872,630 or 1.9% of the Fund’s net assets.

(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(7)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	145	Short	6/19/19	$(18,011,719)	$(250,998)

					$(250,998)

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 102.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.0%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,790,100

Michigan Finance Authority, (Clean Water Revolving Fund), 4.00%, 10/1/32	5,000	5,547,500

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	13,500	17,208,720

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	16,675	20,040,182

		$54,586,502

Cogeneration — 0.2%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,695

		$4,395,695

Education — 9.1%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,162,680

California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/29(2)	2,750	3,604,150

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,240,100

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(3)	2,245	2,365,961

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,625	1,905,897

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,920	22,609,022

Michigan State University, 5.00%, 2/15/30	600	742,974

Michigan State University, 5.00%, 2/15/31	1,200	1,472,892

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/38	6,925	7,688,412

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	550	682,770

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,820	5,913,899

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	25,335	30,657,377

New York Dormitory Authority, (New York University), 5.00%, 7/1/30	4,000	5,084,440

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,814,664

Rutgers State University, NJ, 5.00%, 5/1/43(4)	37,000	41,086,650

University of California, 5.25%, 5/15/36	7,080	8,151,841

University of California, 5.25%, 5/15/37	13,000	14,959,750

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of California, 5.25%, 5/15/38	$7,700	$8,852,536

University of Michigan, 5.00%, 4/1/30	2,250	2,849,490

University of Virginia, 5.00%, 4/1/38	13,205	15,709,064

University of Virginia, 5.00%, 4/1/39	40,970	48,612,953

		$244,167,522

Electric Utilities — 4.9%

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$8,713,004

Omaha Public Power District, NE, 5.00%, 2/1/39	11,245	12,830,658

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,922,424

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,949,800

Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,751,250

Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	31,367,050

Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	15,809,102

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	18,955	19,157,060

		$131,500,348

Escrowed / Prerefunded — 5.8%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,532,840

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	9,872,032

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	14,835,923

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,269,410

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,901,395

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	17,141,743

Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,829,280

Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	3,923,790

Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	608,690

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,798,722

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,709,312

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,906,820

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,585	$3,848,426

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,914,717

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,073,857

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,814,900

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,394,275

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,049,790

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,122,375

Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	8,705	8,810,766

		$155,359,063

General Obligations — 23.6%

Alabama, 5.00%, 11/1/30	$6,400	$7,989,056

Albany County, NY, 4.00%, 4/1/29	3,715	4,241,081

Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/33(2)	3,400	3,807,660

Belmont, MA, 4.00%, 3/15/29	2,750	3,220,745

Belmont, MA, 4.00%, 3/15/30	2,800	3,247,916

Belmont, MA, 4.00%, 3/15/32	3,030	3,447,140

Boston, MA, 5.00%, 3/1/29	6,390	8,214,089

Boston, MA, 5.00%, 3/1/30	4,820	6,138,174

Boston, MA, 5.00%, 3/1/31	3,740	4,720,703

Brookhaven, NY, 4.00%, 9/15/30	3,395	3,843,446

California, 1.93%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	15,000	15,049,950

California, 5.00%, 4/1/32	20,000	25,899,600

California, 5.00%, 4/1/35	15,035	17,032,400

Chicago, IL, 5.00%, 1/1/39(2)	2,100	2,251,851

Chicago, IL, 5.00%, 1/1/40(2)	1,500	1,603,815

Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,078,525

Chicago Board of Education, IL, 5.00%, 12/1/46	2,855	2,940,507

Chicago Board of Education, IL, 5.00%, 12/1/46	15,110	15,860,967

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	832,375

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,093,810

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,362,913

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Delaware, 4.00%, 2/1/31	$10,000	$11,550,400

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,238,047

Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/40	7,680	9,011,174

District of Columbia, 5.00%, 10/15/30	4,000	5,024,840

Fairfax County, VA, 5.00%, 10/1/30	5,685	7,220,689

Franklin Special School District, TN, Limited Tax School Improvement Bonds, 5.00%, 6/1/30	250	315,905

Franklin Special School District, TN, Limited Tax School Improvement Bonds, 5.00%, 6/1/31	250	312,458

Georgetown Independent School District, TX, 2.50% to 8/1/19 (Put Date), 8/1/34	750	752,250

Hawaii, 5.00%, 1/1/34	14,200	17,165,244

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,072,058

Illinois, 5.00%, 2/1/24	10,705	11,606,682

Illinois, 5.00%, 11/1/24	11,295	12,358,198

Illinois, 5.00%, 2/1/27	18,500	19,704,535

Illinois, 5.00%, 2/1/29	15,000	16,421,250

Illinois, 5.00%, 5/1/39	10,000	10,365,400

Illinois, 5.25%, 7/1/30	6,150	6,505,654

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,146,963

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,583,684

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,969,684

Louisiana, 5.00%, 3/1/24	6,525	7,525,543

Louisiana, 5.00%, 3/1/28	8,590	10,641,979

Massachusetts, 5.00%, 7/1/35	10,000	11,542,600

Massachusetts, 5.00%, 3/1/37	10,900	12,305,010

Mt. San Antonio Community College District, CA, (Election of 2018), 5.00%, 8/1/41(2)	5,000	6,085,000

New York, 5.00%, 3/1/28	4,000	5,120,440

New York, NY, 4.00%, 3/1/36	8,000	8,776,800

New York, NY, 4.00%, 10/1/41	2,500	2,685,350

New York, NY, 4.00%, 12/1/41	5,970	6,462,704

New York, NY, 5.00%, 8/1/33	10,000	11,771,000

Oklahoma City, OK, 4.00%, 3/1/33(2)	3,985	4,383,221

Oklahoma City, OK, 4.00%, 3/1/34(2)	3,810	4,171,188

Oregon, 5.00%, 5/1/30	3,880	4,898,345

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,354,463

Park City, UT, 4.00%, 2/1/31	3,490	4,037,756

Pflugerville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33(2)	5,000	6,053,750

Portland Community College District, OR, 5.00%, 6/15/32	2,700	3,202,497

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Portland Community College District, OR, 5.00%, 6/15/33	$1,875	$2,216,194

Richardson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/42	5,000	5,715,050

San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	3,530	4,360,821

Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	57,400	58,092,818

Santa Clara Unified School District, CA, (Election of 2018), 4.00%, 7/1/29(2)	7,745	8,872,285

Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,237,200

Warrenton-Hammond School District No. 30, OR, 5.00%, 6/15/33	1,180	1,457,489

Washington, 5.00%, 2/1/33	14,350	16,215,787

Washington, 5.00%, 8/1/35	15,055	17,987,262

Washington, 5.00%, 2/1/40	25,915	30,293,080

Washington, 5.00%, 2/1/41	10,000	11,956,400

Washington County, OR, 4.00%, 3/1/30	1,000	1,116,050

Wauwatosa School District, WI, 4.00%, 3/1/31	6,815	7,569,693

Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,186,901

Wisconsin, 5.00%, 5/1/38	25,000	28,618,750

		$630,115,264

Hospital — 8.7%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,078,252

California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(4)	36,700	37,406,108

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,710,732

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,368,519

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,814,264

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.25%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(5)	9,500	9,500,000

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,968,875

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,927,725

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/44	8,570	9,462,823

Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	2,445	2,740,772

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,484,628

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,000	1,148,970

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	$1,750	$1,967,595

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	5,942,456

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,515,968

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,629,870

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,543,333

Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	16,827,409

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,340,671

		$232,378,970

Housing — 0.9%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	$4,000	$4,000,000

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(5)	10,000	10,001,700

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,367,935

		$24,369,635

Industrial Development Revenue — 1.7%

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$335	$345,764

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.30%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	5,000	4,999,950

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.30%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	10,000	9,999,900

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	28,655,855

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	485,711

		$44,487,180

Insured – Education — 0.0%(6)

Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$435	$443,004

		$443,004

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.4%

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	$9,155	$10,677,293

		$10,677,293

Insured – Hospital — 0.5%

Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,586,920

		$12,586,920

Insured – Other Revenue — 1.2%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$31,283,319

		$31,283,319

Insured – Special Tax Revenue — 0.7%

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,322,660

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,045,796

		$18,368,456

Insured – Transportation — 2.2%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,913,939

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	8,180	8,723,316

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,896,589

		$59,533,844

Lease Revenue / Certificates of Participation — 1.3%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$9,645	$10,271,250

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,960	9,966,745

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	14,744,247

		$34,982,242

Nursing Home — 0.2%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$6,440	$6,497,574

		$6,497,574

Other Revenue — 3.3%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	$250	$45,000

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,865	2,026,919

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(3)	$1,000	$1,086,820

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,529,100

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	11,830	13,551,857

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	19,645	22,825,133

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,259,344

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,144,326

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.772%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(5)	1,000	1,011,350

		$89,479,849

Senior Living / Life Care — 0.5%

Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,779,175

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	409	110,475

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	7,500	7,663,725

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,104,627

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	571,951

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	780,607

		$13,010,560

Special Tax Revenue — 9.4%

Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$544,980

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	230	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	80	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	380	372,651

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	7,500	8,110,425

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	3,435	3,695,854

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/37(2)	10,000	10,967,100

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38(2)	8,500	9,306,905

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39	$7,500	$8,136,450

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,052,304

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	11,000	12,655,280

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,483,546

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,200	5,043,738

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,572,200

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	10,829,557

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	5,970	6,878,873

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	7,495	8,447,390

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	13,930,075

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	21,440	23,639,104

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,282,400

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,384,720

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	11,670,800

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	5,915	6,536,193

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	1,967,798

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,097,900

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,203,508

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,175,281

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,495,447

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	7,445	8,011,043

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,572,900

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	11,887,700

Sales Tax Asset Receivable Corp., NY, 4.00%, 10/15/32	5,265	5,814,929

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	455	445,209

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	$330	$295,043

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	980,254

Texas Transportation Commission, 5.00%, 4/1/33(4)	10,000	11,443,300

		$251,930,857

Student Loan — 0.2%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$760	$773,763

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,723,786

		$6,497,549

Transportation — 20.3%

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	$10,000	$11,203,800

Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,688,172

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,753,948

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,831,780

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,248,851

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,854,095

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,177,095

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,645,680

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,877,535

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	12,482,639

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,405	6,060,951

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,778,600

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,279,099

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	10,000	11,549,800

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,476,654

Illinois Toll Highway Authority, 5.00%, 1/1/33	1,595	1,789,319

Illinois Toll Highway Authority, 5.00%, 1/1/40	1,000	1,131,880

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,011,000

Kansas Turnpike Authority, 5.00%, 9/1/31(2)	1,500	1,882,155

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(4)	7,200	7,484,184

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	$1,200	$1,388,160

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,606,926

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,760,440

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,241,370

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,998,000

Louisville Regional Airport Authority, KY, (AMT), 5.00%, 7/1/23	2,250	2,508,480

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,210,073

Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,205	12,243,245

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,039,936

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,615	4,229,695

Metropolitan Transportation Authority, NY, 2.318%, (67% of 1 mo. USD LIBOR + 0.65%), 7/1/21 (Put Date), 11/1/26(5)	10,000	10,013,400

Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,808,450

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	10,798,670

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,140,935

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,299,780

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	26,075,572

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,128,600

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	2,560	2,994,022

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	10,000	11,482,400

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,867,892

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.70%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	2,275	2,293,200

New Jersey Turnpike Authority, 4.00%, 1/1/43	3,795	4,029,265

New Jersey Turnpike Authority, 4.00%, 1/1/48	6,930	7,361,670

New Jersey Turnpike Authority, 5.00%, 1/1/32	4,725	5,693,389

New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,371,100

New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,980	3,425,123

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	$5,760	$6,977,088

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	14,090	15,313,435

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,896,300

Oregon Department of Transportation, 5.00%, 11/15/38	5,345	6,016,546

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,280,046

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,356,467

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,306,751

Port Authority of New York and New Jersey, 5.00%, 5/1/40	8,500	9,738,535

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,366,244

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,066,600

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,800,300

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	3,605	4,066,764

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,357,614

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	29,114,398

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,474,191

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,649,050

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	30,995,508

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	24,974,585

		$543,967,452

Water and Sewer — 5.7%

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,300,900

Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,288,482

Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,057,397

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	6,335	7,639,186

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,395,369

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$8,095	$9,041,548

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,657,117

Missoula, MT, Water System Revenue, 4.00%, 7/1/37(2)	600	651,594

Missoula, MT, Water System Revenue, 5.00%, 7/1/33(2)	565	682,989

Missoula, MT, Water System Revenue, 5.00%, 7/1/35(2)	1,135	1,363,623

Missoula, MT, Water System Revenue, 5.00%, 7/1/36(2)	800	956,832

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/40	10,000	10,898,400

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	8,680	10,133,900

Portland, OR, Water System Revenue, 4.00%, 4/1/32	2,255	2,481,154

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/29	1,095	1,291,596

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/30	1,140	1,327,120

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,246,112

		$151,413,319

Total Tax-Exempt Municipal Securities — 102.8% (identified cost $2,611,961,935)		$2,752,032,417

Taxable Municipal Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(6)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,099	$929,752

		$929,752

General Obligations — 0.1%

Chicago, IL, 7.75%, 1/1/42	$2,113	$2,285,886

		$2,285,886

Hospital — 1.4%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,334,112

		$36,334,112

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 1.6%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$16,959,600

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	24,710,591

		$41,670,191

Total Taxable Municipal Securities — 3.1% (identified cost $73,845,909)		$81,219,941

Trust Units — 1.3%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.3%

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(9)	$10,207	$8,407,711

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(9)	30,996	27,198,841

Total Trust Units — 1.3% (identified cost $33,307,501)		$35,606,552

Total Investments — 107.2% (identified cost $2,719,115,345)		$2,868,858,910

Other Assets, Less Liabilities — (7.2)%		$(192,447,232)

Net Assets — 100.0%		$2,676,411,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	21.1%

California	19.4%

Texas	12.3%

Others, representing less than 10% individually	54.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.2% of total investments.

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued/delayed delivery security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $5,965,411 or 0.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

(9)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Assets and Liabilities (Unaudited)

	March 31, 2019
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$302,589,532	$2,719,115,345

Unrealized appreciation	22,606,028	149,743,565

Investments, at value	$325,195,560	$2,868,858,910

Cash	$18,230	$14,634,039

Deposits for derivatives collateral — financial futures contracts	157,478	—

Interest receivable	4,266,926	32,361,850

Receivable for investments sold	5,450,000	6,696,261

Receivable for Fund shares sold	117,407	5,165,684

Receivable for variation margin on open financial futures contracts	40,775	—

Total assets	$335,246,376	$2,927,716,744

Liabilities

Payable for floating rate notes issued	$29,981,339	$151,366,716

Demand note payable	700,000	—

Payable for investments purchased	—	16,228,730

Payable for when-issued/delayed delivery securities	1,485,142	72,568,918

Payable for Fund shares redeemed	481,581	7,068,637

Distributions payable	167,267	1,233,900

Payable to affiliates:

Investment adviser fee	111,312	794,526

Distribution and service fees	49,507	493,475

Interest expense and fees payable	213,233	1,091,271

Accrued expenses	77,636	458,893

Total liabilities	$33,267,017	$251,305,066

Net Assets	$301,979,359	$2,676,411,678

Sources of Net Assets

Paid-in capital	$305,537,622	$2,797,956,449

Accumulated loss	(3,558,263)	(121,544,771)

Net Assets	$301,979,359	$2,676,411,678

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2019
Class A Shares	AMT-Free Fund	National Fund

Net Assets	$148,468,770	$1,544,376,531

Shares Outstanding	16,427,564	156,408,382

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.04	$9.87

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.49	$10.36

Class B Shares

Net Assets	$—	$877,200

Shares Outstanding	—	88,832

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$—	$9.87

Class C Shares

Net Assets	$21,567,307	$195,376,220

Shares Outstanding	2,399,984	19,785,967

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.99	$9.87

Class I Shares

Net Assets	$131,943,282	$935,781,727

Shares Outstanding	13,365,421	94,775,557

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.87	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2019
Investment Income	AMT-Free Fund	National Fund

Interest	$7,051,858	$55,391,506

Total investment income	$7,051,858	$55,391,506

Expenses

Investment adviser fee	$645,082	$4,511,789

Distribution and service fees

Class A	175,957	1,787,957

Class B	—	6,373

Class C	138,032	1,483,467

Trustees’ fees and expenses	8,488	54,250

Custodian fee	46,222	232,796

Transfer and dividend disbursing agent fees	43,970	499,214

Legal and accounting services	33,589	74,315

Printing and postage	8,688	80,235

Registration fees	38,657	72,060

Interest expense and fees	357,479	1,761,173

Miscellaneous	31,616	98,530

Total expenses	$1,527,780	$10,662,159

Net investment income	$5,524,078	$44,729,347

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,043,730	$1,042,955

Financial futures contracts	(674,829)	(7,481,052)

Net realized gain (loss)	$368,901	$(6,438,097)

Change in unrealized appreciation (depreciation) —

Investments	$6,113,896	$69,160,885

Financial futures contracts	(855,957)	(5,031,282)

Net change in unrealized appreciation (depreciation)	$5,257,939	$64,129,603

Net realized and unrealized gain	$5,626,840	$57,691,506

Net increase in net assets from operations	$11,150,918	$102,420,853

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$5,524,078	$44,729,347

Net realized gain (loss)	368,901	(6,438,097)

Net change in unrealized appreciation (depreciation)	5,257,939	64,129,603

Net increase in net assets from operations	$11,150,918	$102,420,853

Distributions to shareholders —

Class A	$(2,575,341)	$(24,869,130)

Class B	—	(17,152)

Class C	(398,928)	(4,000,164)

Class I	(2,479,895)	(14,992,260)

Total distributions to shareholders	$(5,454,164)	$(43,878,706)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,782,679	$47,774,706

Class B	—	15,480

Class C	2,395,999	11,765,162

Class I	17,923,073	311,278,682

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,312,917	20,886,686

Class B	—	14,968

Class C	336,763	3,381,075

Class I	1,794,553	12,433,070

Cost of shares redeemed

Class A	(14,430,177)	(128,153,069)

Class B	—	(146,426)

Class C	(4,746,247)	(37,708,553)

Class I	(22,567,615)	(164,347,554)

Net asset value of shares converted

Class A	9,371,934	150,609,521

Class B	—	(986,997)

Class C	(9,371,934)	(149,622,524)

Net increase (decrease) in net assets from Fund share transactions	$(8,198,055)	$77,194,227

Net increase (decrease) in net assets	$(2,501,301)	$135,736,374

Net Assets

At beginning of period	$304,480,660	$2,540,675,304

At end of period	$301,979,359	$2,676,411,678

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$11,986,740	$94,324,596

Net realized gain	1,771,405	28,043,084

Net change in unrealized appreciation (depreciation)	(11,101,128)	(102,739,215)

Net increase in net assets from operations	$2,657,017	$19,628,465

Distributions to shareholders —

Class A	$(5,434,533)	$(54,168,530)

Class B	—	(114,881)

Class C	(1,052,649)	(11,822,767)

Class I	(5,445,839)	(29,156,764)

Total distributions to shareholders	$(11,933,021)	$(95,262,942)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$12,660,956	$82,515,984

Class B	—	9,791

Class C	1,973,015	15,416,908

Class I	24,004,715	222,154,004

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,918,893	45,334,073

Class B	—	100,314

Class C	896,217	10,049,803

Class I	4,020,654	24,393,212

Cost of shares redeemed

Class A	(29,294,897)	(270,017,892)

Class B	—	(1,148,393)

Class C	(8,383,713)	(112,912,789)

Class I	(45,904,121)	(245,761,233)

Net asset value of shares converted

Class A	—	3,587,952

Class B	—	(3,587,952)

Net decrease in net assets from Fund share transactions	$(35,108,281)	$(229,866,218)

Net decrease in net assets	$(44,384,285)	$(305,500,695)

Net Assets

At beginning of year	$348,864,945	$2,846,175,999

At end of year	$304,480,660	$2,540,675,304

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights

	AMT-Free Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.870		$9.130	$9.430	$9.210	$9.350	$8.670

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.336	$0.351	$0.358	$0.374	$0.395

Net realized and unrealized gain (loss)	0.168		(0.262)	(0.298)	0.218	(0.142)	0.677

Total income from operations	$0.332		$0.074	$0.053	$0.576	$0.232	$1.072

Less Distributions

From net investment income	$(0.162)		$(0.334)	$(0.353)	$(0.356)	$(0.372)	$(0.392)

Total distributions	$(0.162)		$(0.334)	$(0.353)	$(0.356)	$(0.372)	$(0.392)

Net asset value — End of period	$9.040		$8.870	$9.130	$9.430	$9.210	$9.350

Total Return(2)	3.78	%(3)	0.83%	0.64%	6.33%	2.52%	12.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$148,469		$139,623	$155,589	$198,762	$194,227	$200,408

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.83	%(5)	0.81%	0.82%	0.81%	0.82%	0.83%

Interest and fee expense(6)	0.24	%(5)	0.24%	0.16%	0.10%	0.08%	0.09%

Total expenses(4)	1.07	%(5)	1.05%	0.98%	0.91%	0.90%	0.92%

Net investment income	3.71	%(5)	3.74%	3.86%	3.81%	4.02%	4.40%

Portfolio Turnover	11	%(3)	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	AMT-Free Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.820		$9.080	$9.380	$9.160	$9.300	$8.620

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.267	$0.281	$0.286	$0.302	$0.326

Net realized and unrealized gain (loss)	0.169		(0.262)	(0.298)	0.218	(0.142)	0.677

Total income (loss) from operations	$0.298		$0.005	$(0.017)	$0.504	$0.160	$1.003

Less Distributions

From net investment income	$(0.128)		$(0.265)	$(0.283)	$(0.284)	$(0.300)	$(0.323)

Total distributions	$(0.128)		$(0.265)	$(0.283)	$(0.284)	$(0.300)	$(0.323)

Net asset value — End of period	$8.990		$8.820	$9.080	$9.380	$9.160	$9.300

Total Return(2)	3.41	%(3)	0.06%	(0.12)%	5.56%	1.75%	11.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,567		$32,545	$39,099	$45,606	$41,903	$37,193

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.58	%(5)	1.56%	1.57%	1.56%	1.57%	1.58%

Interest and fee expense(6)	0.24	%(5)	0.24%	0.16%	0.10%	0.08%	0.09%

Total expenses(4)	1.82	%(5)	1.80%	1.73%	1.66%	1.65%	1.67%

Net investment income	2.93	%(5)	2.99%	3.11%	3.06%	3.27%	3.65%

Portfolio Turnover	11	%(3)	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	AMT-Free Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.680		$9.970	$10.300	$10.060	$10.210	$9.470

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.391	$0.407	$0.415	$0.434	$0.455

Net realized and unrealized gain (loss)	0.188		(0.292)	(0.327)	0.240	(0.152)	0.737

Total income from operations	$0.379		$0.099	$0.080	$0.655	$0.282	$1.192

Less Distributions

From net investment income	$(0.189)		$(0.389)	$(0.410)	$(0.415)	$(0.432)	$(0.452)

Total distributions	$(0.189)		$(0.389)	$(0.410)	$(0.415)	$(0.432)	$(0.452)

Net asset value — End of period	$9.870		$9.680	$9.970	$10.300	$10.060	$10.210

Total Return(2)	3.96	%(3)	1.02%	0.87%	6.60%	2.70%	12.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,943		$132,313	$154,177	$154,458	$109,937	$102,404

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.58	%(5)	0.56%	0.57%	0.56%	0.57%	0.58%

Interest and fee expense(6)	0.24	%(5)	0.24%	0.16%	0.10%	0.08%	0.09%

Total expenses(4)	0.82	%(5)	0.80%	0.73%	0.66%	0.65%	0.67%

Net investment income	3.95	%(5)	3.98%	4.09%	4.04%	4.27%	4.64%

Portfolio Turnover	11	%(3)	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.350	$0.366	$0.385	$0.389	$0.446

Net realized and unrealized gain (loss)	0.216		(0.277)	(0.242)	0.357	(0.064)	0.707

Total income from operations	$0.387		$0.073	$0.124	$0.742	$0.325	$1.153

Less Distributions

From net investment income	$(0.167)		$(0.353)	$(0.364)	$(0.382)	$(0.385)	$(0.453)

Total distributions	$(0.167)		$(0.353)	$(0.364)	$(0.382)	$(0.385)	$(0.453)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	4.06	%(3)	0.76%	1.31%	7.68%	3.35%	12.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,544,377		$1,419,239	$1,600,127	$1,857,375	$1,899,324	$2,126,465

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.69%	0.68%	0.67%	0.67%	0.71%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	0.83	%(5)	0.88%	0.84%	0.79%	0.76%	0.80%

Net investment income	3.55	%(5)	3.58%	3.71%	3.83%	3.94%	4.71%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class B

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.275	$0.292	$0.311	$0.315	$0.379

Net realized and unrealized gain (loss)	0.218		(0.275)	(0.242)	0.356	(0.064)	0.704

Total income from operations	$0.351		$—	$0.050	$0.667	$0.251	$1.083

Less Distributions

From net investment income	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Total distributions	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	3.67	%(3)	0.01%	0.55%	6.88%	2.58%	12.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$877		$1,964	$6,718	$16,644	$25,732	$42,655

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.43%	1.42%	1.42%	1.46%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	1.59	%(5)	1.63%	1.59%	1.54%	1.51%	1.55%

Net investment income	2.76	%(5)	2.81%	2.96%	3.10%	3.20%	4.01%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.276	$0.292	$0.310	$0.315	$0.376

Net realized and unrealized gain (loss)	0.219		(0.276)	(0.242)	0.357	(0.064)	0.707

Total income from operations	$0.351		$—	$0.050	$0.667	$0.251	$1.083

Less Distributions

From net investment income	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Total distributions	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	3.67	%(3)	0.01%	0.56%	6.88%	2.58%	12.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$195,376		$363,026	$462,269	$576,664	$585,346	$645,801

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.43%	1.42%	1.42%	1.46%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	1.59	%(5)	1.63%	1.59%	1.54%	1.51%	1.55%

Net investment income	2.75	%(5)	2.83%	2.96%	3.08%	3.19%	3.98%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.182		$0.374	$0.390	$0.410	$0.413	$0.478

Net realized and unrealized gain (loss)	0.217		(0.277)	(0.241)	0.357	(0.063)	0.690

Total income from operations	$0.399		$0.097	$0.149	$0.767	$0.350	$1.168

Less Distributions

From net investment income	$(0.179)		$(0.377)	$(0.389)	$(0.407)	$(0.410)	$(0.478)

Total distributions	$(0.179)		$(0.377)	$(0.389)	$(0.407)	$(0.410)	$(0.478)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	4.18	%(3)	1.01%	1.56%	7.94%	3.50%	13.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$935,782		$756,446	$777,063	$701,153	$674,696	$686,514

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.44	%(5)	0.44%	0.43%	0.42%	0.42%	0.46%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	0.58	%(5)	0.63%	0.59%	0.54%	0.51%	0.55%

Net investment income	3.78	%(5)	3.83%	3.95%	4.09%	4.19%	5.07%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The AMT-Free Fund offers three classes of shares. The National Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of National Fund automatically convert to Class A shares eight years after their purchase as described in National Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

32

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$29,981,339	$151,366,716

Interest Rate or Range of Interest Rates (%)	1.50 - 1.55	1.48 - 1.53

Collateral for Floating Rate Notes Outstanding	$46,729,255	$212,631,360

For the six months ended March 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$31,804,396	$158,303,434

Average Interest Rate	2.25%	2.23%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

33

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2019	$—	$56,374,590

Total capital loss carryforwards	$—	$56,374,590

Deferred capital losses:

Short-term	$13,995,870	$150,318,092

Long-term	$13,569,189	$96,621,809

34

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$272,067,061	$2,536,049,244

Gross unrealized appreciation	$24,182,451	$193,939,935

Gross unrealized depreciation	(1,286,289)	(12,496,985)

Net unrealized appreciation	$22,896,162	$181,442,950

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

$1 billion up to $1.5 billion	0.250	2.50

$1.5 billion up to $2 billion	0.225	2.25

$2 billion up to $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended March 31, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$645,082	$4,511,789

Effective Annual Rate	0.44%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2019 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$6,033	$64,902

EVD’s Class A Sales Charges	$5,828	$54,209

35

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$175,957	$1,787,957

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$—	$4,780

Class C Distribution Fees	$103,524	$1,112,600

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$—	$1,593

Class C Service Fees	$34,508	$370,867

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at

36

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$2,000	$15,000

Class B	$—	$—

Class C	$—	$400

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2019 were as follows:

	AMT-Free Fund	National Fund

Purchases	$35,256,824	$1,139,693,147

Sales	$49,947,429	$1,036,286,722

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	991,818	272,281	1,853,659

Issued to shareholders electing to receive payments of distributions in Fund shares	260,240	38,168	184,904

Redemptions	(1,629,613)	(540,160)	(2,335,790)

Converted from Class C shares	1,056,540	—	—

Converted to Class A shares	—	(1,061,646)	—

Net increase (decrease)	678,985	(1,291,357)	(297,227)

	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	1,410,160	219,922	2,442,370

Issued to shareholders electing to receive payments of distributions in Fund shares	548,382	100,461	410,172

Redemptions	(3,256,501)	(936,704)	(4,654,134)

Net decrease	(1,297,959)	(616,321)	(1,801,592)

37

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	4,935,926	1,604	1,217,010	32,160,811

Issued to shareholders electing to receive payments of distributions in Fund shares	2,154,064	1,548	349,596	1,282,041

Redemptions	(13,269,830)	(15,244)	(3,911,698)	(17,022,946)

Converted from Class B shares	102,496	—	—	—

Converted from Class C shares	15,476,059	—	—	—

Converted to Class A shares	—	(102,486)	(15,474,583)	—

Net increase (decrease)	9,398,715	(114,578)	(17,819,675)	16,419,906

	Year Ended September 30, 2018
	Class A	Class B	Class C	Class I

Sales	8,446,990	998	1,578,271	22,766,344

Issued to shareholders electing to receive payments of distributions in Fund shares	4,651,612	10,278	1,031,149	2,503,247

Redemptions	(27,655,284)	(117,456)	(11,575,817)	(25,198,655)

Converted from Class B shares	367,236	—	—	—

Converted to Class A shares	—	(367,220)	—	—

Net increase (decrease)	(14,189,446)	(473,400)	(8,966,397)	70,936

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2019, the AMT-Free Fund had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 3.41%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2019. The Funds’ average borrowings or allocated fees during the six months ended March 31, 2019 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Portfolio of Investments. At March 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

38

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2019 were as follows:

	AMT-Free Fund

Liability Derivative:

Futures Contracts	$(250,998	)(1)

Total	$(250,998)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(674,829	)(1)	$(7,481,052	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(855,957	)(2)	$(5,031,282	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Cost:

Futures Contracts — Short	$27,232,000	$121,285,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

At March 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$322,495,584	$—	$322,495,584

Trust Units	—	2,699,976	—	2,699,976

Total Investments	$—	$325,195,560	$—	$325,195,560

Liability Description

Futures Contracts	$(250,998)	$—	$—	$(250,998)

Total	$(250,998)	$—	$—	$(250,998)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,752,032,417	$—	$2,752,032,417

Taxable Municipal Securities	—	81,219,941	—	81,219,941

Trust Units	—	35,606,552	—	35,606,552

Total Investments	$—	$2,868,858,910	$—	$2,868,858,910

40

Eaton Vance

Municipal Income Funds

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.19

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2019

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Opportunities Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	52

Important Notices	53

Eaton Vance

California Municipal Opportunities Fund

March 31, 2019

Performance1, 2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	3.91%	5.06%	4.16%	5.67%
Class A with 4.75% Maximum Sales Charge	—	—	–1.04	0.06	3.16	5.16
Class C at NAV	08/31/2004	12/19/1985	3.41	4.25	3.39	4.88
Class C with 1% Maximum Sales Charge	—	—	2.41	3.25	3.39	4.88
Class I at NAV	03/03/2008	12/19/1985	3.93	5.22	4.40	5.92
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.84%	1.59%	0.58%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.58%	1.82%	2.83%
Taxable-Equivalent Distribution Rate				5.03	3.55	5.51
SEC 30-day Yield				1.83	1.18	2.16
Taxable-Equivalent SEC 30-day Yield				3.56	2.30	4.22

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.21%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	3.98%	4.33%	3.29%	5.52%
Class A with 4.75% Maximum Sales Charge	—	—	–0.97	–0.59	2.29	5.00
Class C at NAV	05/02/2006	04/18/1991	3.48	3.43	2.52	4.72
Class C with 1% Maximum Sales Charge	—	—	2.48	2.43	2.52	4.72
Class I at NAV	06/17/1993	04/18/1991	4.09	4.54	3.50	5.73
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	5.40	6.23	4.85	6.09

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.77%	1.52%	0.57%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.88%	2.13%	3.09%
Taxable-Equivalent Distribution Rate				5.12	3.79	5.50
SEC 30-day Yield				1.63	0.97	1.90
Taxable-Equivalent SEC 30-day Yield				2.90	1.73	3.39

% Total Leverage[5]
RIB Financing						2.29%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	4.44%	4.77%	3.81%	6.16%
Class A with 4.75% Maximum Sales Charge	—	—	–0.54	–0.17	2.81	5.64
Class C at NAV	09/30/2003	08/30/1990	4.15	4.09	3.06	5.37
Class C with 1% Maximum Sales Charge	—	—	3.15	3.09	3.06	5.37
Class I at NAV	03/03/2008	08/30/1990	4.54	4.97	4.02	6.38
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	5.40	6.23	4.85	6.09

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.79%	1.54%	0.59%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.68%	1.92%	2.89%
Taxable-Equivalent Distribution Rate				4.96	3.56	5.35
SEC 30-day Yield				1.86	1.21	2.15
Taxable-Equivalent SEC 30-day Yield				3.44	2.25	3.98

% Total Leverage[5]
RIB Financing						1.90%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	5.20%	5.86%	3.76%	5.09%
Class A with 4.75% Maximum Sales Charge	—	—	0.25	0.81	2.76	4.58
Class C at NAV	02/03/2006	04/18/1991	4.81	5.07	3.01	4.34
Class C with 1% Maximum Sales Charge	—	—	3.81	4.07	3.01	4.34
Class I at NAV	08/03/2010	04/18/1991	5.30	6.07	3.99	5.28
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	5.40	6.23	4.85	6.09

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.85%	1.60%	0.65%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.06%	2.30%	3.26%
Taxable-Equivalent Distribution Rate				5.44	4.09	5.80
SEC 30-day Yield				2.02	1.38	2.31
Taxable-Equivalent SEC 30-day Yield				3.59	2.45	4.12

% Total Leverage[5]
RIB Financing						5.66%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17–22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For Ohio Municipal Income Fund, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.10	$4.22	0.83%
Class C	$1,000.00	$1,034.10	$8.01	1.58%
Class I	$1,000.00	$1,039.30	$2.95	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18	0.83%
Class C	$1,000.00	$1,017.10	$7.95	1.58%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

7

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.80	$3.92	0.77%
Class C	$1,000.00	$1,034.80	$7.71	1.52%
Class I	$1,000.00	$1,040.90	$2.90	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88	0.77%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,022.10	$2.87	0.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,044.40	$3.87	0.76%
Class C	$1,000.00	$1,041.50	$7.69	1.51%
Class I	$1,000.00	$1,045.40	$2.86	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.83	0.76%
Class C	$1,000.00	$1,017.40	$7.59	1.51%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

8

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,052.00	$4.45	0.87%
Class C	$1,000.00	$1,048.10	$8.27	1.62%
Class I	$1,000.00	$1,053.00	$3.43	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.38	0.87%
Class C	$1,000.00	$1,016.90	$8.15	1.62%
Class I	$1,000.00	$1,021.60	$3.38	0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

9

Eaton Vance

California Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 108.4%
Security	Principal Amount (000’s omitted)	Value

Education — 6.9%

California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,063,900

California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	2,942,102

California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/29(1)	2,750	3,604,150

California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	993,562

California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,041,446

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(2)	380	450,273

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(2)	2,500	2,821,675

California State University, 5.25%, 11/1/31	1,465	1,599,458

University of California, 5.00%, 5/15/35	4,215	4,953,637

		$19,470,203

Electric Utilities — 7.4%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$901,703

Glendale, Electric System Revenue, 5.00%, 2/1/38	1,005	1,160,815

Los Angeles, Department of Water and Power, (SPA: Barclays Bank PLC), 1.31%, 7/1/34(3)	8,000	8,000,000

Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,168,981

Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,572,739

Southern California Public Power Authority, (Canyon Power Project), 1.75%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(4)	5,000	4,979,050

Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,242,858

Vernon, Electric System Revenue, 5.125%, 8/1/21	800	808,528

		$20,834,674

Escrowed / Prerefunded — 0.8%

California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$1,875,831

Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	365	369,435

		$2,245,266

General Obligations — 40.2%

Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/30	$75	$84,525

Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/40	510	540,371

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

California, 1.75%, (SIFMA + 0.25%), 5/1/21 (Put Date), 5/1/33(4)	$4,200	$4,193,490

California, 1.93%, (SIFMA + 0.43%), 12/1/21 (Put Date), 12/1/29(4)	3,000	3,009,990

California, 5.00%, 10/1/24	3,775	4,438,645

California, 5.00%, 4/1/32	3,000	3,884,940

California, 5.00%, 4/1/33	5,195	5,903,858

California, 5.50%, 11/1/35	2,500	2,638,350

California, 6.00%, 4/1/38	645	645,497

Campbell Union High School District, (Election of 2016), 5.00%, 8/1/34	3,910	4,652,783

Desert Community College District, 5.00%, 8/1/37	7,640	8,908,164

Desert Sands Unified School District, (Election of 2014), 5.00%, 8/1/39	1,250	1,472,075

Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	550	665,000

Hollister School District, (Election of 2016), 4.00%, 9/1/29(1)	400	455,584

Hollister School District, (Election of 2016), 4.00%, 9/1/30(1)	400	450,208

Hollister School District, (Election of 2016), 4.00%, 9/1/31(1)	200	222,728

Hollister School District, (Election of 2016), 4.00%, 9/1/32(1)	625	686,619

Hollister School District, (Election of 2016), 4.00%, 9/1/37(1)	500	535,800

Hollister School District, (Election of 2016), 4.00%, 9/1/38(1)	550	587,499

Hollister School District, (Election of 2016), 4.00%, 9/1/39(1)	400	425,688

Hollister School District, (Election of 2016), 4.00%, 9/1/40(1)	1,275	1,353,221

Hollister School District, (Election of 2016), 4.00%, 9/1/41(1)	1,340	1,419,904

Hollister School District, (Election of 2016), 4.00%, 9/1/42(1)	1,000	1,057,970

Los Angeles Community College District, (Election of 2008), 4.00%, 8/1/37	3,000	3,152,700

Marin Community College District, (Election of 2016), 5.00%, 8/1/33	500	601,985

Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,538,182

Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,473,497

Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	874,327

Mt. San Antonio Community College District, (Election of 2018), 4.00%, 8/1/37(1)	1,500	1,676,865

Mt. San Antonio Community College District, (Election of 2018), 5.00%, 8/1/30(1)	400	516,620

Mt. San Antonio Community College District, (Election of 2018), 5.00%, 8/1/31(1)	750	955,972

Mt. San Antonio Community College District, (Election of 2018), 5.00%, 8/1/39(1)	2,325	2,852,775

Ohlone Community College District, (Election of 2010), 4.00%, 8/1/32(1)	400	444,684

Ohlone Community College District, (Election of 2010), 4.00%, 8/1/36(1)	475	514,525

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Ohlone Community College District, (Election of 2010), 4.00%, 8/1/37(1)	$510	$550,703

Ohlone Community College District, (Election of 2010), 5.00%, 8/1/25(1)	550	669,625

Ohlone Community College District, (Election of 2010), 5.00%, 8/1/31(1)	180	217,114

Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	1,860	2,138,740

Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,068,420

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/33	1,000	1,190,450

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/34	1,750	2,077,232

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,136,597

Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,440,096

Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,795,985

San Juan Unified School District, (Election of 2012), 4.00%, 8/1/30	2,250	2,555,392

San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/35	2,025	2,400,010

San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,189,106

Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(5)	5,400	5,465,178

Santa Clara Unified School District, (Election of 2018), 4.00%, 7/1/28(1)	7,170	8,275,757

Santa Clara Unified School District, (Election of 2018), 4.00%, 7/1/48(1)	5,000	5,290,350

Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	855,701

Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	200	242,554

Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/36	2,925	3,521,700

Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	598,970

Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,182,250

Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	470,260

Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	686,129

Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,166,080

		$113,019,440

Security	Principal Amount (000’s omitted)	Value

Hospital — 13.0%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,755	$3,919,281

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	811,433

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,155,714

California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,618,404

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,686,600

California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,515,720

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,682,401

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	907,256

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	226,590

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	921,320

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	583,765

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	185,765

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	117,256

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,592

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	476,620

California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	527,505

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,264,280

Oroville, (Oroville Hospital), 5.25%, 4/1/49	4,000	4,490,520

University of California Medical Center, 1.22%, 5/15/47(3)	5,000	5,000,000

Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,291,510

		$36,548,532

Insured – Electric Utilities — 1.7%

Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,806

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,572,315

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,256,597

Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	181,230

Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,956

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	$300	$301,818

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	130,788

		$4,709,510

Insured – General Obligations — 4.4%

Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$1,941,404

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	836,792

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	968,294

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,117,780

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,182,851

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,318,620

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,361,684

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	580,890

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	579,440

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,150,380

San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,191,770

Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/36	100	114,644

		$12,344,549

Insured – Special Tax Revenue — 0.5%

Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	$1,320	$1,503,625

		$1,503,625

Insured – Transportation — 2.6%

Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,813,768

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,590,966

		$7,404,734

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.5%

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,965,991

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,454,230

California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.123%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(4)	2,500	2,500,650

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.942%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(4)	700	699,902

Morongo Band of Mission Indians, 5.00%, 10/1/42(2)	440	479,200

		$7,099,973

Senior Living / Life Care — 1.7%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$666,193

California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	293,045

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	556,815

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	573,265

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	890,237

California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	1,000	1,031,070

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	808,400

		$4,819,025

Special Tax Revenue — 6.5%

Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,735,053

Contra Costa Transportation Authority, Sales Tax Revenue, 1.992%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(4)	6,000	6,004,500

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	645,830

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	515,801

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	497,655

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	717,956

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	601,375

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	$360	$396,292

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	873,944

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	1,150	1,309,022

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,129,720

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	562,973

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	564,914

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	847,106

Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,878,412

		$18,280,553

Transportation — 16.7%

Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,536,582

Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,472,822

Bay Area Toll Authority, (San Francisco Bay Area), 2.508%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(4)	500	500,890

Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	970	1,069,435

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	2,969,249

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,180,308

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,000	2,276,720

Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	601,045

Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(5)	3,080	3,201,568

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,771,590

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,873,393

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	4,500	5,096,070

Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,073,430

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,849,192

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	4,905	5,571,835

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,736,249

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	$2,330	$2,632,457

San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	2,012,704

San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,444,780

		$46,870,319

Water and Sewer — 3.5%

California Department of Water Resources, (Central Valley Project), 1.72%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(4)	$3,700	$3,694,598

Eastern Municipal Water District, Water and Wastewater Revenue, 1.75%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(4)	2,000	2,000,060

Eastern Municipal Water District, Water and Wastewater Revenue, 2.043%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(4)	2,500	2,498,125

Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	570,520

San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	890	1,008,593

		$9,771,896

Total Tax-Exempt Municipal Securities — 108.4% (identified cost $294,881,490)		$304,922,299

Taxable Municipal Securities — 3.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.5%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,110,794

		$4,110,794

Insured – Special Tax Revenue — 0.3%

Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	$955	$973,345

		$973,345

Insured – Transportation — 0.2%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$531,720

		$531,720

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.5%

Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$256,113

Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	258,173

Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	260,222

Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	262,320

Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	262,602

		$1,299,430

Transportation — 0.8%

San Francisco City and County Airport Commission, (San Francisco International Airport), 2.901%, 5/1/20	$2,300	$2,308,487

		$2,308,487

Total Taxable Municipal Securities — 3.3% (identified cost $9,014,631)		$9,223,776

Corporate Bonds & Notes — 0.8%
Security	Principal Amount (000’s omitted)	Value

Other — 0.8%

Morongo Band of Mission Indians, 7.00%, 10/1/39(2)	$2,080	$2,176,574

Total Corporate Bonds & Notes — 0.8% (identified cost $2,080,000)		$2,176,574

Total Investments — 112.5% (identified cost $305,976,121)		$316,322,649

Other Assets, Less Liabilities — (12.5)%		$(35,174,627)

Net Assets — 100.0%		$281,148,022

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 8.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.3% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $6,958,792 or 2.5% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

(4)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.3%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,041,880

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,105	4,195,569

		$8,237,449

Education — 24.8%

Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,738,260

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/28	1,000	1,209,350

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,201,560

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,301,740

Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,434,700

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,746,540

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,861,507

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,071,099

Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,146,310

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,208,687

Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,945,090

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31(1)	620	739,362

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32(1)	770	913,582

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38(1)	340	393,360

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,765,528

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,327,060

Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,618,531

Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,856,450

		$38,478,716

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 6.4%

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,900	$2,082,096

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,128,431

Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	2,120	2,142,069

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,594,388

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,198,298

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,584,361

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	245	251,417

		$9,981,060

General Obligations — 20.0%

Belmont, 4.00%, 3/15/31	$2,910	$3,334,744

Danvers, 5.25%, 7/1/36	2,800	2,995,916

Dover-Sherborn Regional School District, 2.00%, 5/15/22	450	455,918

Lexington, 4.00%, 2/1/29	1,855	2,163,728

Lexington, 5.00%, 2/1/27	1,010	1,255,783

Lincoln, 4.00%, 3/1/30	2,120	2,451,017

Lincoln, 4.00%, 3/1/31	2,205	2,530,083

Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,160,570

Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,050,650

Massachusetts, 5.00%, 3/1/31	3,000	3,431,010

Plymouth, 5.00%, 5/1/26	710	758,095

Plymouth, 5.00%, 5/1/28	1,160	1,237,836

Plymouth, 5.00%, 5/1/31	1,090	1,159,902

Plymouth, 5.00%, 5/1/32	1,000	1,063,080

Swampscott, 5.00%, 1/15/26	355	432,915

Wayland, 5.00%, 2/1/33	1,790	1,891,672

Wayland, 5.00%, 2/1/36	2,680	2,827,239

Winchester, 5.00%, 4/15/36	775	822,244

		$31,022,402

Hospital — 11.9%

Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,179,926

Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,171,520

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	$1,840	$2,128,880

Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,957,020

Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,222,020

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,872,560

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/44	1,100	1,214,598

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,120,142

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	59,041

Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), (LOC: Barclays Bank PLC), 1.27%, 7/1/39(2)	1,150	1,150,000

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,705,849

Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	756,758

		$18,538,314

Housing — 1.9%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(3)	$3,000	$3,000,000

		$3,000,000

Industrial Development Revenue — 0.9%

National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	$670	$678,590

National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	740	755,155

		$1,433,745

Insured – Education — 4.6%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	$5,460	$7,175,423

		$7,175,423

Insured – Escrowed / Prerefunded — 0.9%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,424,964

Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	35	35,917

		$1,460,881

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.5%

Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,068,792

Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,508,739

		$8,577,531

Insured – Transportation — 6.7%

Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,797,756

Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	8,000	7,601,600

		$10,399,356

Senior Living / Life Care — 2.6%

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$537,054

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	205	218,194

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	135	141,075

Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(4)	595	595,321

Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(4)	2,465	2,465,740

		$3,957,384

Special Tax Revenue — 1.1%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,643,695

		$1,643,695

Student Loan — 3.4%

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,336,200

		$5,336,200

Transportation — 5.6%

Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,324,680

Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,907,537

Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,485,728

		$8,717,945

Total Tax-Exempt Investments — 101.6% (identified cost $147,229,486)		$157,960,101

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.6%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,027,190

Total Taxable Municipal Securities — 0.6% (identified cost $1,000,000)		$1,027,190

Total Investments — 102.2% (identified cost $148,229,486)		$158,987,291

Other Assets, Less Liabilities — (2.2)%		$(3,477,808)

Net Assets — 100.0%		$155,509,483

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 10.7% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $4,854,075 or 3.1% of the Fund’s net assets.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	50	Short	6/19/19	$(7,482,813)	$(180,477)

					$(180,477)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.3%

New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,105,030

New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/41	1,095	1,293,129

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	1,365	1,656,632

		$9,054,791

Cogeneration — 0.6%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,185	$2,185,852

		$2,185,852

Education — 16.0%

Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$280,568

Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	100	114,686

Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	170	194,376

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	174,513

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	213,851

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	206,537

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	228,190

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,369,150

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	271,629

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	298,631

New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,650	1,664,355

New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,160,600

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,745	11,792,230

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,083,500

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,520,250

New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	393,838

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (New York University), 5.00%, 7/1/27	$1,430	$1,789,645

New York Dormitory Authority, (New York University), 5.00%, 7/1/31	1,000	1,260,580

New York Dormitory Authority, (New York University), 5.00%, 7/1/35	3,300	4,084,839

New York Dormitory Authority, (New York University), 5.00%, 7/1/36	3,995	4,925,036

New York Dormitory Authority, (New York University), 5.00%, 7/1/39	2,000	2,437,440

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	268,750

New York Dormitory Authority, (State University), 5.50%, 5/15/19	670	673,310

New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,774,890

Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,008,528

Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,597,995

Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,015,938

Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/34	70	82,839

		$61,886,694

Electric Utilities — 6.2%

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/35	$12,000	$14,380,440

Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/29	625	764,419

Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/37	450	527,504

Long Island Power Authority, Electric System Revenue, Series 2018, 5.00%, 9/1/29	1,030	1,283,493

New York Power Authority, 5.00%, 11/15/31	1,000	1,084,840

Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,290,833

Utility Debt Securitization Authority, 5.00%, 12/15/34	515	584,813

Utility Debt Securitization Authority, 5.00%, 12/15/40	1,740	2,074,498

		$23,990,840

Escrowed / Prerefunded — 0.6%

Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,307,679

Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,026,724

		$2,334,403

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 11.5%

Albany County, 4.00%, 4/1/29	$6,495	$7,414,757

Brookhaven, 4.00%, 9/15/29	2,755	3,140,975

Dutchess County, 4.00%, 3/1/33	535	596,974

Dutchess County, 2019 Series A, 4.00%, 3/1/31	795	907,604

Dutchess County, 2019 Series A, 4.00%, 3/1/32	795	901,610

Dutchess County, 2019 Series B, 4.00%, 3/1/31	605	690,692

Dutchess County, 2019 Series B, 4.00%, 3/1/32	625	708,813

Nassau County, 5.00%, 10/1/30	2,000	2,379,840

New York, 5.00%, 3/1/28	5,200	6,656,572

New York City, 4.00%, 8/1/34	3,170	3,461,862

New York City, 4.00%, 12/1/41	2,485	2,690,087

New York City, 5.00%, 8/1/28	3,520	4,206,646

New York City, 5.00%, 12/1/41	4,950	5,885,203

New York City, 5.30%, 4/1/27	10	10,017

New York City, 5.375%, 4/1/36	190	190,331

Rockville Centre, 4.00%, 11/15/38	570	625,826

Rockville Centre, 4.00%, 11/15/39	540	591,030

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/33(2)	1,805	2,003,821

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/34(2)	1,000	1,105,690

Westchester County, 4.00%, 7/1/33	300	339,771

		$44,508,121

Hospital — 5.8%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,150	$1,320,419

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	391,090

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,566,928

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,615	1,820,638

New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,598,700

New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,705,380

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,984,704

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(3)	500	535,665

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	4,500	5,210,910

Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,341,614

		$22,476,048

Security	Principal Amount (000’s omitted)	Value

Housing — 2.4%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$352,527

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	1,040	1,217,871

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	738,867

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	519,633

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,258,100

New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,006,080

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,040,440

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	235	278,870

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	350	414,169

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	188,587

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,398,925

		$9,414,069

Industrial Development Revenue — 4.7%

New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,027,480

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,966,463

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	4,020	4,046,251

Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(3)	4,000	4,090,760

		$18,130,954

Insured – Education — 2.2%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,583,762

		$8,583,762

Insured – Escrowed / Prerefunded — 2.9%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$14,030	$11,153,990

		$11,153,990

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.2%

Oyster Bay, (AGM), 4.00%, 8/1/28	$3,245	$3,458,780

Syracuse, (AGM), 4.00%, 5/1/27	295	339,085

Syracuse, (AGM), 4.00%, 5/1/28	505	577,983

Syracuse, (AGM), 4.00%, 5/1/29	260	295,412

		$4,671,260

Insured – Other Revenue — 0.3%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,190,605

		$1,190,605

Insured – Transportation — 1.0%

Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$3,685	$3,929,758

		$3,929,758

Lease Revenue / Certificates of Participation — 3.8%

Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$7,050	$7,507,756

Hudson Yards Infrastructure Corp., 5.00%, 2/15/35	1,715	2,032,378

Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	2,250	2,629,080

New York State Urban Development Corp., 5.70%, 4/1/20	2,440	2,489,337

		$14,658,551

Other Revenue — 3.7%

Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	$1,500	$1,757,610

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	675	805,849

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	5,305	6,077,142

New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	315	371,177

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,463,700

		$14,475,478

Senior Living / Life Care — 2.8%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$746,018

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	744,211

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,802,400

New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	725,702

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	$305	$306,970

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,517,433

Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	107,736

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,057,780

		$11,008,250

Special Tax Revenue — 15.2%

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/37	$2,500	$2,703,475

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	3,065	3,297,756

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,609,205

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/39	3,655	4,207,088

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,531,585

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,249,250

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/41	200	227,216

New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	175	134,412

New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	768,870

New York Dormitory Authority, Personal Income Tax Revenue, Series 2013A, 5.00%, 2/15/43	4,780	5,270,285

New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	1,170	1,357,738

New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,760,650

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,850	2,143,392

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,346,180

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,890	2,268,548

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	2,480	2,668,554

Sales Tax Asset Receivable Corp., 4.00%, 10/15/32	4,105	4,533,767

Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,864,000

Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,849,600

		$58,791,571

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 13.0%

Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	$200	$230,782

Metropolitan Transportation Authority, 5.00%, 11/15/35	835	961,511

Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	595	384,513

Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,925	3,061,282

Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,996,732

New York Thruway Authority, 5.00%, 1/1/31	2,000	2,438,540

New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	3,625	4,216,817

New York Thruway Authority, 5.00%, 1/1/37	2,050	2,433,063

New York Thruway Authority, 5.00%, 1/1/41	4,350	4,970,049

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	8,100	8,803,323

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,367,397

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	631,181

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	333,737

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	375	450,848

Port Authority of New York and New Jersey, 4.00%, 9/1/43	1,400	1,512,504

Port Authority of New York and New Jersey, 5.00%, 5/1/40	3,780	4,330,784

Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,977,400

Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	7,200	7,573,104

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,530	1,785,632

		$50,459,199

Water and Sewer — 3.4%

New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/40	$5,000	$5,449,200

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	3,490	4,074,575

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	2,500	2,861,925

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	875	881,606

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	125	125,893

		$13,393,199

Total Tax-Exempt Investments — 99.6% (identified cost $368,140,971)		$386,297,395

Miscellaneous — 0.3%
Security	Units	Value

Real Estate — 0.3%

CMS Liquidating Trust(3)(4)(5)	400	$1,155,951

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,155,951

Total Investments — 99.9% (identified cost $369,420,971)		$387,453,346

Other Assets, Less Liabilities — 0.1%		$472,131

Net Assets — 100.0%		$387,925,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 2.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $15,039,537 or 3.9% of the Fund’s net assets.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	128	Short	6/19/19	$(19,156,000)	$(462,021)

					$(462,021)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

22	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.5%

Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,622,520

Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,347,320

Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.72%, (SIFMA + 0.22%), 12/1/20(1)	1,700	1,699,371

Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,043,200

Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,620	3,148,742

		$9,861,153

Education — 10.0%

Kent State University, 5.00%, 5/1/30	$1,185	$1,397,174

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	427,585

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	365,802

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,153,440

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	210	219,030

Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,592,301

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,236,340

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,010,528

Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,168,340

Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	626,796

Ohio State University, 5.00%, 12/1/29	1,060	1,354,828

Ohio University, 5.00%, 12/1/35	500	586,080

University of Cincinnati, 5.00%, 6/1/34	585	680,601

University of Cincinnati, 5.00%, 6/1/45	2,000	2,309,360

		$15,128,205

Electric Utilities — 2.6%

American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$1,120,560

American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,113,110

American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	683,357

		$3,917,027

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.2%

Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$558,140

Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,154,434

Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,563,366

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	58,307

		$3,334,247

General Obligations — 5.5%

Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,002,970

Columbus City School District, 5.00%, 12/1/30	1,500	1,785,735

Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,428,028

Highland Local School District, 5.00%, 12/1/37	540	599,584

Highland Local School District, 5.00%, 12/1/39	1,100	1,218,140

Northwest Local School District, 5.00%, 12/1/40	500	561,700

Ohio, 5.00%, 5/1/33	1,500	1,804,095

		$8,400,252

Hospital — 17.7%

Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,652,100

Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,265,949

Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,350,798

Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	876,458

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,646,625

Butler County, (UC Health), 4.00%, 11/15/37	920	956,276

Butler County, (UC Health), 5.00%, 11/15/28	590	706,147

Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	882,682

Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,349,928

Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,274,780

Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,155,110

Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	652,035

Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	486,064

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	903,130

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,662,690

23	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	$450	$496,557

Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,337,760

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	235,924

		$26,891,013

Industrial Development Revenue — 2.7%

Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,385,617

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,756,610

		$4,142,227

Insured – Education — 0.1%

Kent State University, (AGC), 5.00%, 5/1/29	$175	$175,460

		$175,460

Insured – Electric Utilities — 8.7%

Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,739,805

Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	2,017,979

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,537,790

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	2,048,975

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,767,083

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,076,174

		$13,187,806

Insured – General Obligations — 22.5%

Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,764,550

Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,450,494

Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,576,965

Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,510,590

Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,328,750

Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,628,028

		$34,259,377

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.2%

Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,770,592

		$1,770,592

Insured – Transportation — 8.1%

Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,262,746

Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	1,000	1,139,150

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,681,830

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,682,600

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,469,330

		$12,235,656

Insured – Water and Sewer — 2.8%

Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,249,958

		$4,249,958

Other Revenue — 2.6%

Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,360	$2,365,098

Summit County Port Authority, 5.00%, 12/1/31	1,410	1,561,462

		$3,926,560

Senior Living / Life Care — 1.1%

Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$635,286

Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,024,315

		$1,659,601

Special Tax Revenue — 5.2%

Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,096,800

Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,146,510

Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,355,720

Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,162,760

Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	518,268

Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	639,181

Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,051,944

		$7,971,183

24	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.2%

Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,071,753

Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,796,145

Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,362,961

Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,416,820

Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,303,220

		$7,950,899

Total Tax-Exempt Investments — 104.7% (identified cost $145,960,066)		$159,061,216

Other Assets, Less Liabilities — (4.7)%		$(7,167,785)

Net Assets — 100.0%		$151,893,431

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 41.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 23.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $1,756,610 or 1.2% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	55	Short	6/19/19	$(8,231,094)	$(198,525)

					$(198,525)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Assets and Liabilities (Unaudited)

	March 31, 2019
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —

Identified cost	$305,976,121	$148,229,486	$369,420,971	$145,960,066

Unrealized appreciation	10,346,528	10,757,805	18,032,375	13,101,150

Investments, at value	$316,322,649	$158,987,291	$387,453,346	$159,061,216

Cash	$295,267	$571,157	$4,773,409	$103,484

Deposits for derivatives collateral — financial futures contracts	—	127,911	322,032	137,206

Interest receivable	2,885,947	1,678,670	4,334,324	1,974,167

Receivable for investments sold	432,156	—	2,390,000	—

Receivable for Fund shares sold	824,916	132,181	398,417	500,484

Receivable for variation margin on open financial futures contracts	—	18,749	48,335	20,832

Total assets	$320,760,935	$161,515,959	$399,719,863	$161,797,389

Liabilities

Payable for floating rate notes issued	$6,360,381	$3,669,193	$7,500,175	$9,165,893

Payable for when-issued securities	32,471,682	1,983,382	3,107,762	—

Payable for Fund shares redeemed	428,399	149,339	686,152	488,075

Distributions payable	81,639	64,082	128,983	55,577

Payable to affiliates:

Investment adviser fee	92,296	46,219	124,722	45,648

Distribution and service fees	44,523	25,069	74,141	27,623

Interest expense and fees payable	32,847	5,604	41,103	51,793

Accrued expenses	101,146	63,588	131,348	69,349

Total liabilities	$39,612,913	$6,006,476	$11,794,386	$9,903,958

Net Assets	$281,148,022	$155,509,483	$387,925,477	$151,893,431

Sources of Net Assets

Paid-in capital	$273,447,613	$149,302,444	$377,047,304	$150,553,306

Distributable earnings	7,700,409	6,207,039	10,878,173	1,340,125

Net Assets	$281,148,022	$155,509,483	$387,925,477	$151,893,431

Class A Shares

Net Assets	$116,979,653	$91,941,785	$229,931,146	$99,983,122

Shares Outstanding	11,186,054	10,438,247	22,779,210	11,096,327

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.46	$8.81	$10.09	$9.01

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.98	$9.25	$10.59	$9.46

Class C Shares

Net Assets	$24,184,292	$12,022,595	$43,662,413	$13,446,319

Shares Outstanding	2,500,806	1,364,322	4,323,801	1,493,078

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.67	$8.81	$10.10	$9.01

Class I Shares

Net Assets	$139,984,077	$51,545,103	$114,331,918	$38,463,990

Shares Outstanding	13,377,448	5,853,253	11,329,169	4,266,375

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.46	$8.81	$10.09	$9.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2019
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$4,443,951	$2,778,057	$6,970,190	$3,014,721

Total investment income	$4,443,951	$2,778,057	$6,970,190	$3,014,721

Expenses

Investment adviser fee	$513,109	$260,095	$740,882	$266,915

Distribution and service fees

Class A	137,414	88,086	218,879	95,827

Class C	119,793	64,473	235,482	77,966

Trustees’ fees and expenses	7,441	4,382	10,774	4,311

Custodian fee	45,366	29,760	56,770	30,855

Transfer and dividend disbursing agent fees	41,571	32,013	75,736	34,171

Legal and accounting services	32,795	30,597	38,463	27,871

Printing and postage	9,639	7,523	15,943	8,470

Registration fees	770	5,910	6,000	4,129

Interest expense and fees	70,107	40,106	103,617	102,573

Miscellaneous	24,052	6,170	27,844	16,218

Total expenses	$1,002,057	$569,115	$1,530,390	$669,306

Net investment income	$3,441,894	$2,208,942	$5,439,800	$2,345,415

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(655,631)	$193,721	$1,214,996	$554,382

Financial futures contracts	—	(171,721)	(439,606)	(188,893)

Net realized gain (loss)	$(655,631)	$22,000	$775,390	$365,489

Change in unrealized appreciation (depreciation) —

Investments	$7,218,337	$3,829,488	$11,360,085	$5,137,867

Financial futures contracts	—	(348,186)	(891,357)	(383,005)

Net change in unrealized appreciation (depreciation)	$7,218,337	$3,481,302	$10,468,728	$4,754,862

Net realized and unrealized gain	$6,562,706	$3,503,302	$11,244,118	$5,120,351

Net increase in net assets from operations	$10,004,600	$5,712,244	$16,683,918	$7,465,766

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$3,441,894	$2,208,942	$5,439,800	$2,345,415

Net realized gain (loss)	(655,631)	22,000	775,390	365,489

Net change in unrealized appreciation (depreciation)	7,218,337	3,481,302	10,468,728	4,754,862

Net increase in net assets from operations	$10,004,600	$5,712,244	$16,683,918	$7,465,766

Distributions to shareholders —

Class A	$(1,456,024)	$(1,325,110)	$(3,140,222)	$(1,516,457)

Class C	(227,063)	(152,763)	(524,544)	(197,486)

Class I	(1,752,021)	(715,280)	(1,767,187)	(601,072)

Total distributions to shareholders	$(3,435,108)	$(2,193,153)	$(5,431,953)	$(2,315,015)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,190,117	$3,480,593	$12,344,035	$3,177,899

Class C	4,783,641	536,973	2,481,258	925,508

Class I	39,676,202	15,286,168	20,643,206	8,424,841

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,207,459	1,096,198	2,721,701	1,302,402

Class C	197,454	125,266	425,420	164,957

Class I	1,547,394	591,141	1,433,067	495,302

Cost of shares redeemed

Class A	(9,763,674)	(5,748,651)	(18,779,435)	(9,985,182)

Class C	(3,473,612)	(971,003)	(8,258,789)	(2,970,301)

Class I	(21,367,833)	(6,149,774)	(34,165,649)	(7,441,073)

Net asset value of shares converted

Class A	2,335,102	2,810,047	8,137,146	4,383,215

Class C	(2,335,102)	(2,810,047)	(8,137,146)	(4,383,215)

Net increase (decrease) in net assets from Fund share transactions	$25,997,148	$8,246,911	$(21,155,186)	$(5,905,647)

Net increase (decrease) in net assets	$32,566,640	$11,766,002	$(9,903,221)	$(754,896)

Net Assets

At beginning of period	$248,581,382	$143,743,481	$397,828,698	$152,648,327

At end of period	$281,148,022	$155,509,483	$387,925,477	$151,893,431

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$6,742,847	$4,558,959	$11,805,202	$4,995,884

Net realized gain	2,206,400	3,094,212	6,743,389	1,096,097

Net change in unrealized appreciation (depreciation)	(7,420,882)	(7,793,557)	(19,897,592)	(6,825,064)

Net increase (decrease) in net assets from operations	$1,528,365	$(140,386)	$(1,349,001)	$(733,083)

Distributions to shareholders —

Class A	$(3,013,590)	$(2,959,978)	$(6,653,133)	$(3,294,370)

Class C	(485,446)	(404,158)	(1,297,368)	(505,143)

Class I	(3,244,322)	(1,379,044)	(3,830,117)	(1,135,170)

Total distributions to shareholders	$(6,743,358)	$(4,743,180)	$(11,780,618)	$(4,934,683)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$12,280,171	$3,555,230	$15,552,774	$6,773,006

Class C	3,210,719	1,531,574	4,241,493	2,642,369

Class I	39,067,238	13,471,402	40,578,182	12,189,449

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,509,191	2,463,443	5,721,590	2,787,395

Class C	422,135	329,011	1,047,284	427,522

Class I	2,805,557	1,104,872	3,039,413	900,087

Cost of shares redeemed

Class A	(30,080,999)	(14,729,507)	(42,253,399)	(22,414,432)

Class C	(8,667,428)	(5,687,396)	(14,283,135)	(5,341,493)

Class I	(41,327,858)	(18,116,073)	(43,096,872)	(8,225,952)

Net decrease in net assets from Fund share transactions	$(19,781,274)	$(16,077,444)	$(29,452,670)	$(10,262,049)

Net decrease in net assets	$(24,996,267)	$(20,961,010)	$(42,582,289)	$(15,929,815)

Net Assets

At beginning of year	$273,577,649	$164,704,491	$440,410,987	$168,578,142

At end of year	$248,581,382	$143,743,481	$397,828,698	$152,648,327

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights

	California Opportunities Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.210		$10.410	$10.740	$10.250	$10.230	$9.580

Income (Loss) From Operations

Net investment income(1)	$0.135		$0.263	$0.262	$0.302	$0.377	$0.394

Net realized and unrealized gain (loss)	0.250		(0.200)	(0.332)	0.491	0.018	0.647

Total income (loss) from operations	$0.385		$0.063	$(0.070)	$0.793	$0.395	$1.041

Less Distributions

From net investment income	$(0.135)		$(0.263)	$(0.260)	$(0.303)	$(0.375)	$(0.391)

Total distributions	$(0.135)		$(0.263)	$(0.260)	$(0.303)	$(0.375)	$(0.391)

Net asset value — End of period	$10.460		$10.210	$10.410	$10.740	$10.250	$10.230

Total Return(2)	3.91	%(3)	0.52%	(0.60)%	7.83%	3.92%	11.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,980		$107,204	$124,821	$148,675	$122,727	$120,695

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.78	%(5)	0.77%	0.77%	0.78%	0.84%	0.85%

Interest and fee expense(6)	0.05	%(5)	0.07%	0.05%	0.04%	0.04%	0.04%

Total expenses(4)	0.83	%(5)	0.84%	0.82%	0.82%	0.88%	0.89%

Net investment income	2.65	%(5)	2.56%	2.53%	2.86%	3.68%	3.99%

Portfolio Turnover	110	%(3)	293%	146%	219%	66%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	California Opportunities Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.440		$9.620	$9.930	$9.480	$9.460	$8.860

Income (Loss) From Operations

Net investment income(1)	$0.090		$0.172	$0.170	$0.198	$0.277	$0.296

Net realized and unrealized gain (loss)	0.229		(0.180)	(0.311)	0.459	0.019	0.597

Total income (loss) from operations	$0.319		$(0.008)	$(0.141)	$0.657	$0.296	$0.893

Less Distributions

From net investment income	$(0.089)		$(0.172)	$(0.169)	$(0.207)	$(0.276)	$(0.293)

Total distributions	$(0.089)		$(0.172)	$(0.169)	$(0.207)	$(0.276)	$(0.293)

Net asset value — End of period	$9.670		$9.440	$9.620	$9.930	$9.480	$9.460

Total Return(2)	3.41	%(3)	(0.08)%	(1.40)%	6.98%	3.17%	10.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,184		$24,437	$30,020	$35,006	$15,343	$10,297

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.53	%(5)	1.52%	1.52%	1.53%	1.59%	1.60%

Interest and fee expense(6)	0.05	%(5)	0.07%	0.05%	0.04%	0.04%	0.04%

Total expenses(4)	1.58	%(5)	1.59%	1.57%	1.57%	1.63%	1.64%

Net investment income	1.90	%(5)	1.80%	1.78%	2.02%	2.92%	3.24%

Portfolio Turnover	110	%(3)	293%	146%	219%	66%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	California Opportunities Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.210		$10.420	$10.750	$10.260	$10.240	$9.590

Income (Loss) From Operations

Net investment income(1)	$0.148		$0.289	$0.287	$0.312	$0.403	$0.419

Net realized and unrealized gain (loss)	0.250		(0.210)	(0.331)	0.507	0.018	0.647

Total income (loss) from operations	$0.398		$0.079	$(0.044)	$0.819	$0.421	$1.066

Less Distributions

From net investment income	$(0.148)		$(0.289)	$(0.286)	$(0.329)	$(0.401)	$(0.416)

Total distributions	$(0.148)		$(0.289)	$(0.286)	$(0.329)	$(0.401)	$(0.416)

Net asset value — End of period	$10.460		$10.210	$10.420	$10.750	$10.260	$10.240

Total Return(2)	3.93	%(3)	0.77%	(0.35)%	8.09%	4.18%	11.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$139,984		$116,940	$118,737	$109,169	$21,945	$23,320

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.53	%(5)	0.51%	0.52%	0.52%	0.59%	0.60%

Interest and fee expense(6)	0.05	%(5)	0.07%	0.05%	0.04%	0.04%	0.04%

Total expenses(4)	0.58	%(5)	0.58%	0.57%	0.56%	0.63%	0.64%

Net investment income	2.90	%(5)	2.80%	2.77%	2.93%	3.92%	4.25%

Portfolio Turnover	110	%(3)	293%	146%	219%	66%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	Massachusetts Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.600		$8.890	$9.180	$9.030	$9.120	$8.560

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.265	$0.285	$0.304	$0.322	$0.347

Net realized and unrealized gain (loss)	0.209		(0.280)	(0.292)	0.160	(0.088)	0.566

Total income (loss) from operations	$0.339		$(0.015)	$(0.007)	$0.464	$0.234	$0.913

Less Distributions

From net investment income	$(0.129)		$(0.275)	$(0.283)	$(0.314)	$(0.324)	$(0.353)

Total distributions	$(0.129)		$(0.275)	$(0.283)	$(0.314)	$(0.324)	$(0.353)

Net asset value — End of period	$8.810		$8.600	$8.890	$9.180	$9.030	$9.120

Total Return(2)	3.98	%(3)	(0.17)%	(0.02)%	5.20%	2.60%	10.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$91,942		$88,205	$99,934	$116,883	$109,990	$115,002

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.72%	0.70%	0.72%	0.72%	0.73%

Interest and fee expense(6)	0.05	%(5)	0.05%	0.06%	0.06%	0.05%	0.05%

Total expenses(4)	0.77	%(5)	0.77%	0.76%	0.78%	0.77%	0.78%

Net investment income	3.03	%(5)	3.03%	3.21%	3.31%	3.54%	3.93%

Portfolio Turnover	32	%(3)	41%	28%	17%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	Massachusetts Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.610		$8.890	$9.190	$9.040	$9.120	$8.560

Income (Loss) From Operations

Net investment income(1)	$0.098		$0.200	$0.219	$0.234	$0.252	$0.281

Net realized and unrealized gain (loss)	0.199		(0.270)	(0.302)	0.162	(0.076)	0.566

Total income (loss) from operations	$0.297		$(0.070)	$(0.083)	$0.396	$0.176	$0.847

Less Distributions

From net investment income	$(0.097)		$(0.210)	$(0.217)	$(0.246)	$(0.256)	$(0.287)

Total distributions	$(0.097)		$(0.210)	$(0.217)	$(0.246)	$(0.256)	$(0.287)

Net asset value — End of period	$8.810		$8.610	$8.890	$9.190	$9.040	$9.120

Total Return(2)	3.48	%(3)	(0.80)%	(0.87)%	4.41%	1.95%	10.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,023		$14,848	$19,219	$24,165	$21,074	$18,787

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.47%	1.46%	1.47%	1.47%	1.48%

Interest and fee expense(6)	0.05	%(5)	0.05%	0.06%	0.06%	0.05%	0.05%

Total expenses(4)	1.52	%(5)	1.52%	1.52%	1.53%	1.52%	1.53%

Net investment income	2.27	%(5)	2.29%	2.47%	2.55%	2.78%	3.18%

Portfolio Turnover	32	%(3)	41%	28%	17%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	Massachusetts Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.600		$8.880	$9.180	$9.030	$9.120	$8.560

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.283	$0.302	$0.320	$0.338	$0.361

Net realized and unrealized gain (loss)	0.209		(0.270)	(0.301)	0.162	(0.086)	0.570

Total income from operations	$0.348		$0.013	$0.001	$0.482	$0.252	$0.931

Less Distributions

From net investment income	$(0.138)		$(0.293)	$(0.301)	$(0.332)	$(0.342)	$(0.371)

Total distributions	$(0.138)		$(0.293)	$(0.301)	$(0.332)	$(0.342)	$(0.371)

Net asset value — End of period	$8.810		$8.600	$8.880	$9.180	$9.030	$9.120

Total Return(2)	4.09	%(3)	0.15%	0.07%	5.40%	2.80%	11.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,545		$40,691	$45,551	$44,995	$32,876	$26,026

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.52%	0.50%	0.52%	0.52%	0.53%

Interest and fee expense(6)	0.05	%(5)	0.05%	0.06%	0.06%	0.05%	0.05%

Total expenses(4)	0.57	%(5)	0.57%	0.56%	0.58%	0.57%	0.58%

Net investment income	3.22	%(5)	3.23%	3.41%	3.49%	3.72%	4.07%

Portfolio Turnover	32	%(3)	41%	28%	17%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	New York Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.800		$10.110	$10.390	$10.070	$10.140	$9.510

Income (Loss) From Operations

Net investment income(1)	$0.141		$0.285	$0.304	$0.326	$0.365	$0.400

Net realized and unrealized gain (loss)	0.290		(0.311)	(0.276)	0.320	(0.072)	0.629

Total income (loss) from operations	$0.431		$(0.026)	$0.028	$0.646	$0.293	$1.029

Less Distributions

From net investment income	$(0.141)		$(0.284)	$(0.308)	$(0.326)	$(0.363)	$(0.399)

Total distributions	$(0.141)		$(0.284)	$(0.308)	$(0.326)	$(0.363)	$(0.399)

Net asset value — End of period	$10.090		$9.800	$10.110	$10.390	$10.070	$10.140

Total Return(2)	4.44	%(3)	(0.26)%	0.33%	6.49%	2.93%	11.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$229,931		$218,892	$247,160	$291,077	$265,348	$246,418

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.71	%(5)	0.70%	0.70%	0.70%	0.71%	0.73%

Interest and fee expense(6)	0.05	%(5)	0.09%	0.07%	0.05%	0.05%	0.06%

Total expenses(4)	0.76	%(5)	0.79%	0.77%	0.75%	0.76%	0.79%

Net investment income	2.87	%(5)	2.86%	3.02%	3.16%	3.61%	4.08%

Portfolio Turnover	44	%(3)	75%	56%	38%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	New York Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.800		$10.120	$10.390	$10.070	$10.140	$9.520

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.211	$0.229	$0.248	$0.288	$0.327

Net realized and unrealized gain (loss)	0.300		(0.321)	(0.266)	0.320	(0.071)	0.618

Total income (loss) from operations	$0.404		$(0.110)	$(0.037)	$0.568	$0.217	$0.945

Less Distributions

From net investment income	$(0.104)		$(0.210)	$(0.233)	$(0.248)	$(0.287)	$(0.325)

Total distributions	$(0.104)		$(0.210)	$(0.233)	$(0.248)	$(0.287)	$(0.325)

Net asset value — End of period	$10.100		$9.800	$10.120	$10.390	$10.070	$10.140

Total Return(2)	4.15	%(3)	(1.10)%	(0.32)%	5.69%	2.17%	10.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,662		$55,817	$66,727	$80,371	$62,713	$48,653

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.45%	1.44%	1.46%	1.48%

Interest and fee expense(6)	0.05	%(5)	0.09%	0.07%	0.05%	0.05%	0.06%

Total expenses(4)	1.51	%(5)	1.54%	1.52%	1.49%	1.51%	1.54%

Net investment income	2.12	%(5)	2.11%	2.27%	2.40%	2.85%	3.32%

Portfolio Turnover	44	%(3)	75%	56%	38%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	New York Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.800		$10.110	$10.390	$10.070	$10.140	$9.510

Income (Loss) From Operations

Net investment income(1)	$0.151		$0.305	$0.322	$0.342	$0.384	$0.418

Net realized and unrealized gain (loss)	0.290		(0.311)	(0.274)	0.324	(0.071)	0.630

Total income (loss) from operations	$0.441		$(0.006)	$0.048	$0.666	$0.313	$1.048

Less Distributions

From net investment income	$(0.151)		$(0.304)	$(0.328)	$(0.346)	$(0.383)	$(0.418)

Total distributions	$(0.151)		$(0.304)	$(0.328)	$(0.346)	$(0.383)	$(0.418)

Net asset value — End of period	$10.090		$9.800	$10.110	$10.390	$10.070	$10.140

Total Return(2)	4.54	%(3)	(0.06)%	0.53%	6.70%	3.14%	11.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$114,332		$123,119	$126,524	$104,643	$52,507	$34,125

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.51	%(5)	0.50%	0.50%	0.49%	0.51%	0.53%

Interest and fee expense(6)	0.05	%(5)	0.09%	0.07%	0.05%	0.05%	0.06%

Total expenses(4)	0.56	%(5)	0.59%	0.57%	0.54%	0.56%	0.59%

Net investment income	3.08	%(5)	3.06%	3.20%	3.31%	3.80%	4.25%

Portfolio Turnover	44	%(3)	75%	56%	38%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	Ohio Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.700		$9.020	$9.300	$9.060	$9.180	$8.600

Income (Loss) From Operations

Net investment income(1)	$0.140		$0.283	$0.313	$0.329	$0.348	$0.366

Net realized and unrealized gain (loss)	0.308		(0.324)	(0.283)	0.237	(0.123)	0.579

Total income (loss) from operations	$0.448		$(0.041)	$0.030	$0.566	$0.225	$0.945

Less Distributions

From net investment income	$(0.138)		$(0.279)	$(0.310)	$(0.326)	$(0.345)	$(0.365)

Total distributions	$(0.138)		$(0.279)	$(0.310)	$(0.326)	$(0.345)	$(0.365)

Net asset value — End of period	$9.010		$8.700	$9.020	$9.300	$9.060	$9.180

Total Return(2)	5.20	%(3)	(0.45)%	0.39%	6.33%	2.48%	11.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,983		$97,736	$114,303	$136,271	$130,016	$132,578

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.73	%(5)	0.71%	0.72%	0.71%	0.72%	0.69%

Interest and fee expense(6)	0.14	%(5)	0.14%	0.11%	0.05%	0.02%	0.04%

Total expenses(4)	0.87	%(5)	0.85%	0.83%	0.76%	0.74%	0.73%

Net investment income	3.21	%(5)	3.20%	3.48%	3.56%	3.81%	4.11%

Portfolio Turnover	8	%(3)	13%	10%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	Ohio Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.700		$9.010	$9.300	$9.060	$9.170	$8.600

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.217	$0.245	$0.259	$0.279	$0.298

Net realized and unrealized gain (loss)	0.308		(0.314)	(0.293)	0.237	(0.113)	0.570

Total income (loss) from operations	$0.415		$(0.097)	$(0.048)	$0.496	$0.166	$0.868

Less Distributions

From net investment income	$(0.105)		$(0.213)	$(0.242)	$(0.256)	$(0.276)	$(0.298)

Total distributions	$(0.105)		$(0.213)	$(0.242)	$(0.256)	$(0.276)	$(0.298)

Net asset value — End of period	$9.010		$8.700	$9.010	$9.300	$9.060	$9.170

Total Return(2)	4.81	%(3)	(1.09)%	(0.47)%	5.53%	1.83%	10.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,446		$19,191	$22,210	$24,822	$21,899	$20,094

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.48	%(5)	1.46%	1.47%	1.46%	1.47%	1.44%

Interest and fee expense(6)	0.14	%(5)	0.14%	0.11%	0.05%	0.02%	0.04%

Total expenses(4)	1.62	%(5)	1.60%	1.58%	1.51%	1.49%	1.48%

Net investment income	2.45	%(5)	2.45%	2.73%	2.80%	3.06%	3.35%

Portfolio Turnover	8	%(3)	13%	10%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	Ohio Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.710		$9.020	$9.310	$9.070	$9.180	$8.610

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.300	$0.331	$0.346	$0.366	$0.382

Net realized and unrealized gain (loss)	0.308		(0.313)	(0.293)	0.239	(0.113)	0.571

Total income (loss) from operations	$0.457		$(0.013)	$0.038	$0.585	$0.253	$0.953

Less Distributions

From net investment income	$(0.147)		$(0.297)	$(0.328)	$(0.345)	$(0.363)	$(0.383)

Total distributions	$(0.147)		$(0.297)	$(0.328)	$(0.345)	$(0.363)	$(0.383)

Net asset value — End of period	$9.020		$8.710	$9.020	$9.310	$9.070	$9.180

Total Return(2)	5.30	%(3)	(0.14)%	0.48%	6.54%	2.80%	11.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,464		$35,722	$32,065	$20,957	$12,552	$8,882

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.53	%(5)	0.51%	0.52%	0.51%	0.52%	0.50%

Interest and fee expense(6)	0.14	%(5)	0.14%	0.11%	0.05%	0.02%	0.04%

Total expenses(4)	0.67	%(5)	0.65%	0.63%	0.56%	0.54%	0.54%

Net investment income	3.40	%(5)	3.39%	3.68%	3.73%	4.00%	4.28%

Portfolio Turnover	8	%(3)	13%	10%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

42

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$6,360,381	$3,669,193	$7,500,175	$9,165,893

Interest Rate or Range of Interest Rates (%)	1.50 - 1.51	1.63	1.53	1.53 - 1.60

Collateral for Floating Rate Notes Outstanding	$8,666,746	$7,175,423	$10,083,500	$15,115,348

For the six months ended March 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$6,360,000	$3,640,000	$9,168,956	$9,120,000

Average Interest Rate	2.21%	2.21%	2.27%	2.26%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

43

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2019	$—	$4,877,692	$7,036,080	$3,163,804

Total capital loss carryforwards	$—	$4,877,692	$7,036,080	$3,163,804

Deferred capital losses:

Short-term	$2,105,681	$—	$—	$4,325,815

Long-term	$—	$—	$—	$4,564,894

44

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2018, the Massachusetts Fund and New York Fund had a net capital loss of $148,357 and $88,819, respectively, attributable to security transactions incurred after October 31, 2017 that the Funds have elected to defer. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2019.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$299,870,186	$144,303,607	$361,797,598	$136,453,438

Gross unrealized appreciation	$10,129,703	$11,014,491	$18,378,742	$13,591,791

Gross unrealized depreciation	(37,621)	(180,477)	(685,190)	(348,431)

Net unrealized appreciation	$10,092,082	$10,834,014	$17,693,552	$13,243,360

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$513,109	$260,095	$740,882	$266,915

Effective Annual Rate	0.40%	0.36%	0.39%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A

45

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2019 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$5,741	$6,529	$16,417	$5,371

EVD’s Class A Sales Charges	$7,605	$4,977	$15,059	$3,686

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$137,414	$88,086	$218,879	$95,827

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$89,845	$50,900	$185,907	$61,552

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Service Fees	$29,948	$13,573	$49,575	$16,414

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

46

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$4,000	$—

Class C	$1,000	$1,000	$—	$500

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2019 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$349,065,971	$58,213,007	$172,804,276	$13,089,709

Sales	$312,873,199	$47,827,042	$200,020,464	$16,578,795

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	1,289,851	505,471	3,876,046

Issued to shareholders electing to receive payments of distributions in Fund shares	117,864	20,846	150,861

Redemptions	(954,754)	(368,286)	(2,100,596)

Converted from Class C shares	228,186	—	—

Converted to Class A shares	—	(246,743)	—

Net increase (decrease)	681,147	(88,712)	1,926,311

	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	1,194,802	337,323	3,793,229

Issued to shareholders electing to receive payments of distributions in Fund shares	244,297	44,440	272,911

Redemptions	(2,927,165)	(911,448)	(4,015,513)

Net increase (decrease)	(1,488,066)	(529,685)	50,627

47

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	402,004	62,160	1,769,412

Issued to shareholders electing to receive payments of distributions in Fund shares	126,620	14,478	68,239

Redemptions	(666,114)	(112,878)	(714,360)

Converted from Class C shares	324,360	—	—

Converted to Class A shares	—	(324,178)	—

Net increase (decrease)	186,870	(360,418)	1,123,291

	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	407,332	175,192	1,544,602

Issued to shareholders electing to receive payments of distributions in Fund shares	282,300	37,656	126,633

Redemptions	(1,684,904)	(649,916)	(2,068,490)

Net decrease	(995,272)	(437,068)	(397,255)

New York Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	1,251,958	251,553	2,092,585

Issued to shareholders electing to receive payments of distributions in Fund shares	275,478	43,107	145,164

Redemptions	(1,908,733)	(841,460)	(3,474,505)

Converted from Class C shares	823,149	—	—

Converted to Class A shares	—	(822,869)	—

Net increase (decrease)	441,852	(1,369,669)	(1,236,756)

	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	1,558,852	424,217	4,073,876

Issued to shareholders electing to receive payments of distributions in Fund shares	575,605	105,320	305,824

Redemptions	(4,242,782)	(1,432,854)	(4,329,550)

Net increase (decrease)	(2,108,325)	(903,317)	50,150

48

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	359,909	105,172	956,413

Issued to shareholders electing to receive payments of distributions in Fund shares	147,911	18,778	56,187

Redemptions	(1,141,316)	(340,558)	(849,029)

Converted from Class C shares	497,020	—	—

Converted to Class A shares	—	(497,337)	—

Net increase (decrease)	(136,476)	(713,945)	163,571

	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	763,291	297,487	1,376,741

Issued to shareholders electing to receive payments of distributions in Fund shares	315,765	48,460	101,977

Redemptions	(2,523,978)	(603,942)	(930,203)

Net increase (decrease)	(1,444,922)	(257,995)	548,515

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Portfolio of Investments. At March 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

49

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2019 were as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Liability Derivative:

Futures Contracts	$(180,477	)(1)	$(462,021	)(1)	$(198,525	)(1)

Total	$(180,477)		$(462,021)		$(198,525)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(171,721	)(1)	$(439,606	)(1)	$(188,893	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(348,186	)(2)	$(891,357	)(2)	$(383,005	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$7,123,000	$18,235,000	$7,835,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

At March 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$304,922,299	$—	$304,922,299

Taxable Municipal Securities	—	9,223,776	—	9,223,776

Corporate Bonds & Notes	—	2,176,574	—	2,176,574

Total Investments	$—	$316,322,649	$—	$316,322,649

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$157,960,101	$—	$157,960,101

Taxable Municipal Securities	—	1,027,190	—	1,027,190

Total Investments	$—	$158,987,291	$—	$158,987,291

Liability Description

Futures Contracts	$(180,477)	$—	$—	$(180,477)

Total	$(180,477)	$—	$—	$(180,477)

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$386,297,395	$—	$386,297,395

Miscellaneous	—	—	1,155,951	1,155,951

Total Investments	$—	$386,297,395	$1,155,951	$387,453,346

Liability Description

Futures Contracts	$(462,021)	$—	$—	$(462,021)

Total	$(462,021)	$—	$—	$(462,021)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$159,061,216	$—	$159,061,216

Total Investments	$—	$159,061,216	$—	$159,061,216

Liability Description

Futures Contracts	$(198,525)	$—	$—	$(198,525)

Total	$(198,525)	$—	$—	$(198,525)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.

51

Eaton Vance

Municipal Income Funds

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1) Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019